Long-Term Payables - Schedule of Long-Term Payables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Payables for purchasing mining equipment – non-current portion
Opening balance	$ 102,435	$ 109,435
Repayment	(1,134)	(7,000)
Closing balance	$ 101,301	$ 102,435